Fair values of financial assets and liabilities - Schedule of Financial Liabilities Excluding Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trading liabilities
Trading liabilities	£ 23,666	£ 22,981
Liabilities designated at fair value through profit or loss
Debt instruments issued at fair value through profit or loss, designated upon initial recognition or subsequently	4,243	4,630
Total financial liabilities (excluding derivatives) at fair value	27,909	27,611
Level 1 £m
Trading liabilities
Trading liabilities	1,722	2,400
Liabilities designated at fair value through profit or loss
Debt instruments issued at fair value through profit or loss, designated upon initial recognition or subsequently	0	0
Total financial liabilities (excluding derivatives) at fair value	1,722	2,400
Level 2 £m
Trading liabilities
Trading liabilities	21,944	20,581
Liabilities designated at fair value through profit or loss
Debt instruments issued at fair value through profit or loss, designated upon initial recognition or subsequently	4,226	4,608
Total financial liabilities (excluding derivatives) at fair value	26,170	25,189
Level 3 £m
Trading liabilities
Trading liabilities	0	0
Liabilities designated at fair value through profit or loss
Debt instruments issued at fair value through profit or loss, designated upon initial recognition or subsequently	17	22
Total financial liabilities (excluding derivatives) at fair value	17	22
Liabilities in respect of securities sold under repurchase agreements
Trading liabilities
Trading liabilities	21,710	20,564
Liabilities in respect of securities sold under repurchase agreements | Level 1 £m
Trading liabilities
Trading liabilities	0	0
Liabilities in respect of securities sold under repurchase agreements | Level 2 £m
Trading liabilities
Trading liabilities	21,710	20,564
Liabilities in respect of securities sold under repurchase agreements | Level 3 £m
Trading liabilities
Trading liabilities	0	0
Short positions in securities
Trading liabilities
Trading liabilities	1,956	2,417
Short positions in securities | Level 1 £m
Trading liabilities
Trading liabilities	1,722	2,400
Short positions in securities | Level 2 £m
Trading liabilities
Trading liabilities	234	17
Short positions in securities | Level 3 £m
Trading liabilities
Trading liabilities	£ 0	£ 0